SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.         SUBSEQUENT EVENTS

On Jan21, 2021, the company received the communication email from the Listing Qualifications Department of Nasdaq (“LQD”) that based on closing bid price of $2.31 on Jan20, 2021, the company did not meet the minimum $35 million Market Value of Listed Securities (MVLS) requirement. On Feb 18,2021, the company received a notification letter from the LQD that the company has regained compliance with the minimum market value requirement.

On February 4, 2021, the Company entered into an investment agreement (the “Agreement”) with Northern Shore Group Ltd. (“Northern Shore”), an unaffiliated party of the Company. Pursuant to the Agreement, the Company has agreed to issue 28,412,806 ordinary shares (each a “Share”), or approximately 19 % of the Company’s outstanding shares as of December 31, 2020, to Northern Shore, in exchange for the delivery and transfer from Northern Shore to the Company of computer servers specifically designed for mining cryptocurrencies. The computer servers are valued at $5,540, representing a per share consideration of US$0.195, or US$1.95 per American depositary share of the Company (each representing ten ordinary shares). All the servers were delivered to the Company in April, 2021.

In 2021, the Group planned to restructure business by transferring AN China, its subsidiaries, VIEs of Linghang Shengshi, Iwanfan and AirNet Online and all of VIEs’ subsidiaries, which are operating air travel media network business, to the Chief Executive Officer of the Company-Mr. Man Guo and Mr. Man Guo will accept all the credit and debt of these entities (the “Restructure”). After this Restructure, The Group will be no longer obligated to settle the liabilities related to the business and the main business will shift to cryptocurrencies mining. ANTE submitted a preliminary filing to NASDAQ on March 23, 2021 to inform NASDAQ of this intention and received a response from NASDAQ that the Group should apply for a review from NASDAQ on whether the retained business still comply with NASDAQ’s listing rules before completion of restructure. Such restructure has not been approved by the board of directors as of the date of this annual report. As of December 31, 2020, the consolidated total assets and liabilities of the entities that are going to be transferred was $113,301 and $116,179 respectively. For the year ended December 31, 2020, the revenue, cost and operating expenses, and cash used in operating activities were $23,434, $32,401 and $5,555, respectively.